FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-21143

(Exact name of registrant as specified in charter): Blue and White Funds Trust

(Address of principal executive offices) (Zip code): 8383 Wilshire Blvd, Suite
                                                    100, Beverly Hills, CA 90211

(Name and address of agent for service): InCap Service Company 630 Fitzwatertown
                                         Road "A", Willow Grove, PA 19090

Registrant's telephone number, including area code: 1-877-429-3863

Date of fiscal year end: August 31

Date of reporting period: June 30, 2004

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Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21143
Reporting Period: 07/01/2003 - 06/30/2004
Blue and White Funds Trust

Nice-Systems Ltd.

Ticker:     NICE              Security ID:  653656108
Meeting Date: December 2, 2003   Meeting Type: Annual
Record Date:  October 24, 2003

#     Proposal                                  Mgt Rec     Vote Cast Sponsor
A     Elect 7 Directors                         For         No Vote   Management

B     To approve the directors' remuneration    For         No Vote   Management

C     To approve the Company's Employee         For         No Vote   Management
      Stock Option Plan ("ESOP")

D     To approve the Company's Employee         For         No Vote   Management
      Stock Purchase Plan ("ESPP")              For         No Vote   Management

E     Subject to approval of the ESOP and
      pursuant to its terms, to approve the
      grant of 50,000 options to purchase
      Ordinary Shares of the Company to the
      chairman of the board, Ron Gutler and
      15,000 options to purchase ordinary
      shares of the company to the vice
      chairman of the board, Joseph Atsmon

F     To re-appoint the Company's independent   For         No Vote   Management
      auditors and to authorize the Company's
      board of directors to fix their
      remuneration

G     Review of the Company's audited           For         No Vote   Management
      annual financial statements for the
      year ended on December 31, 2002


Formula Systems (1985)
Ltd.

Ticker:     FORTY              Security ID:  346414105
Meeting Date: February 29, 2004   Meeting Type:
Annual
Record Date:  February 2, 2004

#     Proposal                                  Mgt Rec     Vote Cast Sponsor
1     Elect 4 Directors                         For         No Vote   Management

2     To approve the remuneration for one       For         No Vote   Management
      of the Directors of the Company

3     To receive and consider the               For         No Vote   Management
      Consolidated Financial Statements of
      the Company for the year ended
      December 31, 2002

4     To reappoint BDO Ziv & Haft as the        For         No Vote   Management
      Company's independent auditors for the
      2003 fiscal year, and to authorize the
      Board of Directors to fix their
      remuneration

5     To authorize the Board of Directors to    For         No Vote   Management
      insure the Company's directors and
      office holders and its affiliates
      through D&O insurance.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Blue and White Funds Trust


By (Signature and Title)*:  /s/ Shlomo Eplboim
                                Shlomo Eplboim

Date: September 2, 2004